Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Tax Provision Benefit [Abstract]
Current	$ 51		$ 3,469
Deferred	(16,690)	$ (17,562)
Total	$ (16,639)	$ (17,562)	$ 3,469